Average Annual Total Returns - Invesco Income Advantage International Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		MSCI All Country World ex-USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1Year		MSCI All Country World ex-USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5Years		MSCI All Country World ex-USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10Years		MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1Year		MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5Years		MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10Years		Lipper Global Equity Income Funds Index 1Year	Lipper Global Equity Income Funds Index 5Years	Lipper Global Equity Income Funds Index 10Years
Total	Sep. 15, 1997	(10.46%)	2.42%	4.03%	(10.84%)	1.93%	3.45%	(5.98%)	1.94%	3.18%	Jan. 02, 1998	(6.75%)	2.82%	4.00%	Oct. 31, 2005	(5.48%)	3.31%	4.37%	Oct. 03, 2008	(4.96%)	3.84%	4.88%	Apr. 30, 2004	(4.81%)	3.98%	5.09%	Apr. 04, 2017	(4.88%)	3.88%	[1]	4.77%	[1]	10.65%	[2]	8.93%	[2]	4.92%	[2]	15.90%	[2]	12.09%	[2]	9.87%	[2]	2.84%	7.61%	6.60%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[2]	Effective July 15, 2021, the Fund changed its benchmark index from the MSCI World Index to the MSCI All Country World ex-USA Index. These changes were made to better align with the Fund’s current strategy and international exposure.